Property and Equipment	12 Months Ended
Mar. 31, 2023
Property Plant And Equipment Abstract
Property and Equipment [Text Block]
10. Property and Equipment

The following is a summary of activities for the years ended March 31, 2023, and March 31, 2022:

				Demonstration		Tools and		Leasehold
	Computers	Furniture	Automobiles	Electric Buses	Leased Asset	Equipment	Land	Improvements	Total

Cost
Balance, March 31, 2022	$167,234	$77,846	$464,075	$2,712,777	$672,151	$1,055,285	$801,317	$100,415	$6,051,100
Additions	75,406	22,894	49,845	14,678	-	185,954	-	7,215	355,992
Acquired in Acquisition	214	71	75,500	-	-	136,118	-	56,349	268,252
Asset sold	-	-	-	-	-	-	(801,317)	-	(801,317)
Foreign exchange translation	-	-	-	-	-	-	-	-	-
Balance, March 31, 2023	$242,854	$100,811	$589,420	$2,727,455	$672,151	$1,377,357	$-	$163,979	$5,874,027

Depreciation and impairment losses
Balance, March 31, 2022	$77,799	$35,412	$82,901	$931,347	$667,342	$769,356	$-	$43,625	$2,607,783
Depreciation	64,820	12,912	67,441	282,957	4,809	194,875	-	34,338	662,152
Foreign exchange translation	-	-	-	(698)	-	-	-	-	(698)
Balance, March 31, 2023	$142,619	$48,324	$150,342	$1,213,606	$672,151	$964,231	$-	$77,963	$3,269,236

Carrying amounts
As at, March 31, 2022	$89,435	$42,434	$381,173	$1,781,430	$4,809	$285,930	$801,317	$56,789	$3,443,317

As at, March 31, 2023	$100,235	$52,487	$439,078	$1,513,849	$-	$413,126	$-	$86,016	$2,604,791

During the year ended March 31, 2023 the Company completed the sale of land owned by the Company In Porterville California for gross proceeds of $950,000 and generated a gain on the sale of $72,867 that was included in Other income. During the year GreenPower also acquired property, plant and equipment with an aggregate fair value of $268,252, as part of its acquisition of Lion Truck Body.

During the year ended March 31, 2022 the Company transferred eight EV Stars from Inventory to PPE that were being used as demonstration vehicles, and one of these EV Stars was subsequently transferred to inventory and sold. The Company also transferred one EV 350 bus from inventory to PPE, that is being leased to a customer under a short term lease, and one EV 250 that was previously on finance lease where the Company and the Lessee entered into a mutual release on the finance lease. During the year ended March 31, 2022 the Company wrote down the value of PPE to its estimated recoverable amount by a total of $517,626 associated with one EV 250, one EV 350, and two Synapse shuttle buses.